OTHER ASSETS (Narrative) (Details) (USD $)								12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 30, 2008 Other long-term liabilities	Dec. 31, 2013 Other long-term liabilities Above Market Leases	Dec. 25, 2012 Other long-term liabilities Above Market Leases	Dec. 31, 2013 Other assets Off-Market Favorable Lease [Member]	Dec. 25, 2012 Other assets Off-Market Favorable Lease [Member]	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Impairment Of Assets [Member] Level 3	Dec. 25, 2012 Impairment Of Assets [Member] Level 3	Dec. 27, 2011 Impairment Of Assets [Member] Level 3
Other Assets [Line Items]
Deferred Finance Costs, Net	$ 15,900,000	$ 13,100,000
Unproven mineral rights	2,300,000	2,300,000
Impairment										0	2,993,000	0
Other Assets, Mineral Rights, Fair Value Disclosure										0	2,178,000	0
Surface right agreements			19,900,000
Amortization period for surface rights agreements to revenue								6 months	4 years
Above market lease intangibles	1,347,000	2,040,000		1,400,000	2,000,000
Below market lease intangibles						$ 400,000	$ 1,200,000